COMPENSATION OF KEY MANAGEMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Salaries	$ 5,155	$ 6,976
Equity-based compensation	6,660	1,827
Total	$ 11,815	$ 8,803